Average Annual Total Returns			12 Months Ended	27 Months Ended	45 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	77 Months Ended	79 Months Ended	87 Months Ended		120 Months Ended	132 Months Ended	144 Months Ended	177 Months Ended	209 Months Ended	222 Months Ended	226 Months Ended	250 Months Ended	284 Months Ended	286 Months Ended	288 Months Ended	300 Months Ended	308 Months Ended	311 Months Ended	317 Months Ended	339 Months Ended	342 Months Ended	351 Months Ended	352 Months Ended		353 Months Ended	354 Months Ended	424 Months Ended	447 Months Ended	486 Months Ended
		Feb. 23, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calamos Market Neutral Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.42%				4.04%						3.98%																						5.74%
Performance Inception Date		Sep. 04, 1990
Calamos Market Neutral Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.01%				3.73%						3.71%													3.66%
Performance Inception Date		Feb. 16, 2000
Calamos Market Neutral Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.07%				4.77%						4.75%												4.62%
Performance Inception Date		May 10, 2000
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.29%				4.02%						3.98%												3.41%
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.18%				3.45%						3.51%												3.24%
Calamos Market Neutral Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.23%				4.85%	5.21%
Performance Inception Date		Jun. 23, 2020
Calamos Market Neutral Income Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		7.30%				(0.36%)						2.01%												4.10%
Calamos Market Neutral Income Fund | Bloomberg US Government/Credit Index
Prospectus [Line Items]
Average Annual Return, Percent			6.88%				(0.59%)						2.16%												4.19%
Calamos Market Neutral Income Fund | Bloomberg Short Treasury 1-3 Month Index
Prospectus [Line Items]
Average Annual Return, Percent			4.29%				3.24%						2.18%												1.90%
Calamos Hedged Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.84%				7.05%						7.21%	6.58%
Performance Inception Date		Dec. 31, 2014
Calamos Hedged Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.29%				7.30%						6.96%	6.28%
Performance Inception Date		Dec. 31, 2014
Calamos Hedged Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.38%				8.36%						8.02%	7.34%
Performance Inception Date		Dec. 31, 2014
Calamos Hedged Equity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.22%				8.21%						7.75%	7.04%
Calamos Hedged Equity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		6.73%				6.56%						6.46%	5.89%
Calamos Hedged Equity Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.30%				(0.36%)						2.01%	1.88%
Calamos Hedged Equity Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%				14.42%						14.82%	13.42%
Calamos Phineus Long/Short Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.42%				5.30%						6.32%								9.27%
Performance Inception Date		May 01, 2002
Calamos Phineus Long/Short Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.78%				5.54%						6.04%								8.70%
Performance Inception Date		May 01, 2002
Calamos Phineus Long/Short Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.88%				6.60%						7.11%								9.79%
Performance Inception Date		May 01, 2002
Calamos Phineus Long/Short Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.57%				5.55%						6.34%								9.45%
Calamos Phineus Long/Short Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		5.88%				4.77%						5.42%								8.52%
Calamos Phineus Long/Short Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		17.88%				14.42%						14.82%								10.21%
Calamos Phineus Long/Short Fund | MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		21.60%				12.66%						12.74%								9.19%
Calamos Merger Arbitrage Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.47%	4.11%
Performance Inception Date		Sep. 29, 2023
Calamos Merger Arbitrage Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.72%	4.61%
Performance Inception Date		Sep. 29, 2023
Calamos Merger Arbitrage Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.72%	5.62%
Performance Inception Date		Sep. 29, 2023
Calamos Merger Arbitrage Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		7.56%	3.69%
Calamos Merger Arbitrage Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]		6.48%	3.56%
Calamos Merger Arbitrage Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]		7.30%	6.78%
Calamos Merger Arbitrage Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	24.54%
Calamos Merger Arbitrage Fund | ICE BofA US 3 Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	4.81%
Calamos Convertible Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			16.39%				3.19%						9.24%																								9.02%
Performance Inception Date		Jun. 21, 1985
Calamos Convertible Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			17.22%				2.90%						8.96%																					7.77%
Performance Inception Date		Jul. 05, 1996
Calamos Convertible Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.42%				3.94%						10.06%																8.30%
Performance Inception Date		Jun. 25, 1997
Calamos Convertible Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		15.34%				2.07%						8.06%																6.19%
Calamos Convertible Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		12.95%				2.59%						7.55%																6.09%
Calamos Convertible Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		7.30%				(0.36%)						2.01%																4.19%
Calamos Convertible Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]		17.88%				14.42%						14.82%																9.35%
Calamos Convertible Fund | ICE BofA All US Convertibles Index (VXA0)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	8.44%	17.98%				5.05%						11.22%
Calamos Global Convertible Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			15.53%				2.31%						7.11%	6.30%
Performance Inception Date		Dec. 31, 2014
Calamos Global Convertible Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.36%				2.00%						6.83%	5.97%
Performance Inception Date		Dec. 31, 2014
Calamos Global Convertible Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.53%				3.03%						7.90%	7.04%
Performance Inception Date		Dec. 31, 2014
Calamos Global Convertible Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		17.04%				1.85%						6.55%	5.78%
Calamos Global Convertible Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		11.85%				2.00%						5.91%	5.23%
Calamos Global Convertible Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[19],[20]		7.30%				(0.36%)						2.01%	1.88%
Calamos Global Convertible Fund | Refinitiv Global Convertible Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			23.29%				4.48%						8.21%	7.19%
Calamos Timpani Small Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			19.62%				4.70%						12.60%		10.12%
Performance Inception Date		Jan. 06, 2014
Calamos Timpani Small Cap Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			23.63%			2.29%
Performance Inception Date		Jun. 25, 2021
Calamos Timpani Small Cap Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			25.90%				5.99%						13.50%			12.61%
Performance Inception Date		Mar. 23, 2011
Calamos Timpani Small Cap Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]		25.90%				5.77%						12.97%			12.21%
Calamos Timpani Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]		15.33%				4.57%						11.14%			10.74%
Calamos Timpani Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			26.01%				6.09%			13.58%
Performance Inception Date		May 31, 2019
Calamos Timpani Small Cap Growth Fund | Russell 3000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[22]		17.15%				13.15%						14.29%			13.53%
Calamos Timpani Small Cap Growth Fund | Russell 2000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			13.01%				3.18%						9.57%			9.82%
Calamos Timpani SMID Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			15.25%				5.33%		11.18%
Performance Inception Date		Jul. 31, 2019
Calamos Timpani SMID Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			21.25%				6.63%		12.31%
Performance Inception Date		Jul. 31, 2019
Calamos Timpani SMID Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		20.00%				5.55%		11.43%
Calamos Timpani SMID Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]		13.49%				4.92%		9.76%
Calamos Timpani SMID Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			21.38%				6.65%		12.34%
Performance Inception Date		Jul. 31, 2019
Calamos Timpani SMID Growth Fund | Russell 3000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[24]		17.15%				13.15%		14.70%
Calamos Timpani SMID Growth Fund | Russell 2500 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			10.31%				2.98%		8.61%
Calamos Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.63%				10.58%						12.89%																						13.02%
Performance Inception Date		Sep. 04, 1990
Calamos Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.43%				10.84%						12.60%																		12.01%
Performance Inception Date		Sep. 03, 1996
Calamos Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			16.43%				11.95%						13.72%															11.94%
Performance Inception Date		Sep. 18, 1997
Calamos Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25]		15.01%				10.76%						12.06%															10.09%
Calamos Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25]		10.72%				9.23%						10.82%															9.65%
Calamos Growth Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[26],[27]		17.88%				14.42%						14.82%															9.22%
Calamos Growth Fund | S&P 1500 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			20.96%				14.39%						16.45%															10.18%
Calamos Growth & Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.90%				9.91%						11.49%																							11.13%
Performance Inception Date		Sep. 22, 1988
Calamos Growth & Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			15.61%				10.15%						11.19%																				10.02%
Performance Inception Date		Aug. 05, 1996
Calamos Growth & Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.78%				11.26%						12.31%															10.34%
Performance Inception Date		Sep. 18, 1997
Calamos Growth & Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[28]		15.37%				9.71%						10.62%															8.62%
Calamos Growth & Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]		11.70%				8.62%						9.62%															8.21%
Calamos Growth & Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.88%				11.34%	14.06%
Performance Inception Date		Jun. 23, 2020
Calamos Growth & Income Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[29]		17.88%				14.42%						14.82%															9.22%
Calamos Growth & Income Fund | ICE BofA All US Convertibles EX Mandatory Index
Prospectus [Line Items]
Average Annual Return, Percent	[30]		18.45%				4.55%						11.75%															8.64%
Calamos Select Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.58%				11.73%						12.01%										7.62%
Performance Inception Date		Jan. 02, 2002
Calamos Select Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.19%				11.98%						11.72%										7.03%
Performance Inception Date		Jan. 02, 2002
Calamos Select Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.32%				13.11%						12.83%									8.24%
Performance Inception Date		Mar. 01, 2002
Calamos Select Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[31]		13.93%				11.65%						11.34%									7.19%
Calamos Select Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[31]		10.03%				10.17%						10.18%									6.66%
Calamos Select Fund | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[32]	10.01%	17.88%				14.42%						14.82%
Calamos International Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			16.97%				2.24%						7.97%							7.36%
Performance Inception Date		Mar. 16, 2005
Calamos International Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			20.92%				2.46%						7.69%							6.81%
Performance Inception Date		Mar. 16, 2005
Calamos International Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			23.12%				3.50%						8.77%							7.88%
Performance Inception Date		Mar. 16, 2005
Calamos International Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[33]		19.49%				1.84%						7.42%							7.08%
Calamos International Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[33]		16.04%				2.51%						6.94%							6.62%
Calamos International Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			23.21%				3.59%					8.99%
Performance Inception Date		Sep. 17, 2018
Calamos International Growth Fund | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[34],[35]		33.11%				8.46%						8.95%							6.52%
Calamos International Growth Fund | MSCI EAFE Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			21.12%				4.76%						7.80%							6.38%
Calamos Evolving World Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			13.36%				(0.62%)						6.74%				5.10%
Performance Inception Date		Aug. 15, 2008
Calamos Evolving World Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			17.16%				(0.38%)						6.46%				4.61%
Performance Inception Date		Aug. 15, 2008
Calamos Evolving World Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.29%				0.62%						7.53%				5.66%
Performance Inception Date		Aug. 15, 2008
Calamos Evolving World Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[36]		19.26%				0.64%						7.56%				5.62%
Calamos Evolving World Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[36]		11.42%				0.57%						6.28%				4.79%
Calamos Evolving World Growth Fund | MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[37]		34.36%				4.67%						8.86%				4.93%
Calamos Global Equity Fund | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			12.63%				8.94%						12.36%						9.59%
Performance Inception Date		Mar. 01, 2007
Calamos Global Equity Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			16.34%				9.18%						12.06%						9.06%
Performance Inception Date		Mar. 01, 2007
Calamos Global Equity Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent			18.53%				10.30%						13.19%						10.16%
Performance Inception Date		Mar. 01, 2007
Calamos Global Equity Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[38]		14.20%				8.19%						10.82%						8.50%
Calamos Global Equity Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[38]		13.10%				7.70%						10.15%						8.05%
Calamos Global Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.56%				10.33%	14.80%
Performance Inception Date		Jun. 23, 2020
Calamos Global Equity Fund | MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent			21.60%				12.66%						12.74%						8.55%
Calamos Global Equity Fund | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[39],[40]		22.87%				11.70%						12.28%						8.15%
Calamos Global Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.40%				6.98%						9.06%																			8.30%
Performance Inception Date		Sep. 09, 1996
Calamos Global Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.93%				7.23%						8.77%																	7.77%
Performance Inception Date		Sep. 24, 1996
Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			16.07%				8.29%						9.86%															8.15%
Performance Inception Date		Sep. 18, 1997
Calamos Global Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[41]		13.64%				7.06%						8.54%															6.81%
Calamos Global Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[41]		10.97%				6.34%						7.72%															6.47%
Calamos Global Opportunities Fund | MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[42]	8.12%	21.60%				12.66%						12.74%
Calamos Global Opportunities Fund | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[43]	7.89%	22.87%				11.70%						12.28%
Calamos International Small Cap Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.40%		2.24%
Performance Inception Date		Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.93%		2.78%
Performance Inception Date		Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.10%		3.82%
Performance Inception Date		Mar. 31, 2022
Calamos International Small Cap Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[44]		14.59%		3.70%
Calamos International Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[44]		9.00%		2.94%
Calamos International Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.30%		3.86%
Performance Inception Date		Mar. 31, 2022
Calamos International Small Cap Growth Fund | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[45]	10.40%	33.11%
Calamos International Small Cap Growth Fund | MSCI ACWI ex USA Small Cap Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent		7.52%	29.26%
Calamos Total Return Bond Fund | CLASS A SHARES
Prospectus [Line Items]
Average Annual Return, Percent			4.66%				(0.62%)						1.53%					2.88%
Performance Inception Date		Jun. 27, 2007
Calamos Total Return Bond Fund | CLASS C SHARES
Prospectus [Line Items]
Average Annual Return, Percent			5.23%				(0.93%)						1.15%					2.32%
Performance Inception Date		Jun. 27, 2007
Calamos Total Return Bond Fund | CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				0.08%						2.18%					3.36%
Performance Inception Date		Jun. 27, 2007
Calamos Total Return Bond Fund | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[46]		5.59%				(1.38%)						0.85%					1.89%
Calamos Total Return Bond Fund | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[46]		4.29%				(0.55%)						1.11%					2.02%
Calamos Total Return Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[47]		7.30%				(0.36%)						2.01%					3.25%
Calamos High Income Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.30%				3.80%						4.78%														5.41%
Performance Inception Date		Aug. 02, 1999
Calamos High Income Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.92%				3.47%						4.51%											5.22%
Performance Inception Date		Dec. 21, 2000
Calamos High Income Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.99%				4.54%						5.57%									5.99%
Performance Inception Date		Mar. 01, 2002
Calamos High Income Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[48]		4.14%				2.14%						3.11%									3.46%
Calamos High Income Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[48]		4.09%				2.41%						3.19%									3.63%
Calamos High Income Opportunities Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[49]		7.30%				(0.36%)						2.01%									3.53%
Calamos High Income Opportunities Fund | Bloomberg US HY 2% Issuer Cap Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			8.62%				4.50%						6.52%									7.36%
Calamos Short-Term Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.44%				1.95%				2.57%
Performance Inception Date		Sep. 18, 2018
Calamos Short-Term Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.09%				2.64%				3.13%
Performance Inception Date		Sep. 18, 2018
Calamos Short-Term Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[50]		4.14%				1.10%				1.64%
Calamos Short-Term Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[50]		3.58%				1.34%				1.76%
Calamos Short-Term Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[51]		7.30%				(0.36%)				2.16%
Calamos Short-Term Bond Fund | Bloomberg 1-3 Year Government/Credit Index
Prospectus [Line Items]
Average Annual Return, Percent			5.35%				1.97%				2.54%
Calamos Short-Term Bond Fund | Bloomberg US Credit 1-3 Year Index
Prospectus [Line Items]
Average Annual Return, Percent			5.82%				2.46%				3.02%

[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[2]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Government/Credit Index and Bloomberg Short Treasury 1-3 Month Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund's performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.
[4]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[5]	The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that covers the U.S.-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors.
[6]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[7]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[8]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[9]	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[10]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[11]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[12]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA US 3 Month Treasury Bill Index as an additional benchmark because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The ICE BofA US 3 Month Treasury Bill Index is designed to measure measures the performance of a single issue of outstanding treasury bill which matures closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month that issue is sold and rolled into a newly selected issue. The Fund seeks to deliver positive returns that are not correlated to traditional benchmarks. The ICE BofA US 3 Month Treasury Bill Index is used only to illustrate the returns that are achievable by investing in cash or cash equivalents. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market.
[13]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[14]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[15]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the ICE BofA All U.S. Convertibles Index (VXA0) and S&P 500 Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index.
[16]	The S&P 500 Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. stock market.
[17]	Since inception return for the ICE BofA All US Convertible Index is not available, as the inception date of the Index is January 1, 1988.
[18]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[19]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[20]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Refinitiv Global Convertible Bond Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index.
[21]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[22]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[23]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[24]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[25]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[26]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[27]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the S&P 1500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The S&P 1500 Growth Index is a composite index that includes securities that account for 90% of the total market capitalization of U.S. stocks. The index includes small, mid and large cap stocks. The S&P 1500 Growth Index is a subset of the securities appearing in the S&P 1500 Index, which includes the S&P 500, S&P 400, and S&P 600 indices. The S&P 1500 Growth Index is designed to provide investors with a measure of the performance of U.S. growth equities. The S&P 500 Total Return Index is provided as it is generally representative of the U.S. stock market.
[28]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[29]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[30]	The ICE BofA All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The ICE BofA All U.S. Convertibles EX Mandatory Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests
[31]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[32]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[33]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[34]	All index returns include the reinvestment of dividends and distributions, but do not reflect the deduction of withholding taxes, fees, brokerage commissions, or other expenses.
[35]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[36]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[37]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[38]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[39]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[40]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI World Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[41]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[42]	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[43]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[44]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[45]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI ACWI ex USA Small Cap Index (Net) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex USA Small Cap Index (Net) is designed to measure the small cap equity market performance of companies in developed (excluding the US) and emerging markets. The MSCI ACWI ex USA Small Cap Index (Net) is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[46]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[47]	All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[48]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[49]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[50]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[51]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Bloomberg 1-3 Year Government/Credit Index and Bloomberg U.S. 1-3 Year Credit Index as additional benchmarks because the investment adviser believes they are more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg US 1-3 Year Credit Index shows how the Fund's performance compares to an index of investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is composed of a corporate and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.